United States
               Securities and Exchange Commission
                      Washington, DC 20549
                            FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANY

Investment Company Act file number      811-3121

EquiTrust Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA  50266-5997
 (Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997 (Name and address of agent for service)

Registrant's telephone number, including area code:  515/225-5400

Date of fiscal year end:      July 31, 2006

Date of reporting period:     October 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item  1.
  Schedule of Investments.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
October 31, 2005
(Unaudited)
                                                                          Annualized
                                                                          Yield on
                                                                          Purchase       Principal
                                                                            Date        Amount      Value
                                                                           ----------   -------- ----------
SHORT-TERM INVESTMENTS (101.48%)
  COMMERCIAL PAPER (11.15%)
    NONDEPOSITORY INSTITUTIONS (8.40%)
    American Express Credit Corp., 3.71%, due 11/14/05                        3.715%  $ 450,000$    450,000
    American General Finance Corp., 3.63%, due 11/01/05                       3.628     450,000     450,000
    General Electric Capital Corp., due 01/23/06                              4.143     325,000     321,917
                                                                                                 ----------
                                                                                                  1,221,917
    PETROLEUM AND COAL PRODUCTS (2.75%)
    Chevron Corp., 3.58%, due 11/21/05                                        3.582     400,000     400,000
                                                                                                 ----------
  Total Commercial Paper (Cost $1,621,917)                                                        1,621,917
                                                                                                 ----------


  UNITED STATES GOVERNMENT AGENCIES (90.33%)
    Federal Farm Credit Bank, due 12/09/05                                    3.671     618,000     615,647
    Federal Home Loan Bank, due 11/02/05                                      3.547     750,000     749,927
    Federal Home Loan Bank, due 11/04/05                                      3.738     600,000     599,816
    Federal Home Loan Bank, due 11/09/05                                      3.634     400,000     399,682
    Federal Home Loan Bank, due 11/16/05                                      3.656     350,000     349,475
    Federal Home Loan Bank, due 12/02/05                                      3.651     400,000     398,763
    Federal Home Loan Bank, due 12/07/05                                      3.847     700,000     697,354
    Federal Home Loan Bank, due 12/14/05                                      3.858     450,000     447,964
    Federal Home Loan Bank, due 01/27/06                                      4.116     300,000     297,085
    Federal Home Loan Mortgage Corp., due 11/08/05                            3.752     500,000     499,641
    Federal Home Loan Mortgage Corp., due 11/10/05                            3.679     350,000     349,683
    Federal Home Loan Mortgage Corp., due 11/15/05                            3.657     400,000     399,440
    Federal Home Loan Mortgage Corp., due 11/22/05                            3.696     375,000     374,204
    Federal Home Loan Mortgage Corp., due 11/29/05                            3.639     750,000     747,912
    Federal Home Loan Mortgage Corp., due 12/12/05                            3.665     400,000     398,360
    Federal Home Loan Mortgage Corp., due 12/19/05                            3.918     500,000     497,437
    Federal Home Loan Mortgage Corp., due 12/20/05                            3.771     350,000     348,237
    Federal Home Loan Mortgage Corp., due 01/03/06                            3.959     450,000     446,946
    Federal Home Loan Mortgage Corp., due 01/24/06                            4.066     325,000     321,987
    Federal National Mortgage Assoc., due 11/23/05                            3.762     400,000     399,095
    Federal National Mortgage Assoc., due 11/30/05                            3.781     650,000     648,053
    Federal National Mortgage Assoc., due 12/21/05                            3.827     325,000     323,305
    Federal National Mortgage Assoc., due 12/28/05                            3.892     700,000     695,771
    Federal National Mortgage Assoc., due 12/30/05                            3.858     400,000     397,521
    Federal National Mortgage Assoc., due 01/04/06                            3.904     750,000     744,901
    Federal National Mortgage Assoc., due 01/06/06                            4.015     500,000     496,396
    Federal National Mortgage Assoc., due 01/09/06                            3.993     500,000     496,254
                                                                                                 ----------
  Total United States Government Agencies (Cost $13,140,856)                                     13,140,856
                                                                                                 ----------
Total Short-Term Investments (Cost $14,762,773)                                                  14,762,773

OTHER ASSETS LESS LIABILITIES (-1.48%)
  Cash, receivables, prepaid expense and other assets, less liabilities                           (215,798)
                                                                                                 ----------
Total Net Assets (100.00%)                                                                     $ 14,546,975
                                                                                                 ==========

Item 2.    Controls and Procedures

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.    Exhibits.

    Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   EquiTrust Money Market Fund, Inc.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     December 20, 2005


By:  /s/ James W. Noyce
     James W. Noyce
     Chief Financial Officer

Date:     December 21, 2005